EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Declared Dividends (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 29, 2019 COP ($) installment $ / shares shares	Dec. 31, 2018 COP ($) installment $ / shares shares	Dec. 31, 2017 COP ($) installment $ / shares shares	Dec. 31, 2016 COP ($) installment $ / shares shares
Disclosure of controlling interest equity [Line Items]
Net income for the periods ended in | $	$ 2,887,749	$ 2,001,178	$ 1,053,594	$ 1,258,835
Cash dividends declared information		In the general assembly held in March 2018, 48.00 pesos per share payable in twelve installments of 4.00 pesos per share, from April 2018 to March 2019.	In the general assembly held in March 2017, 58.80 pesos per share payable in twelve installments of 4.90 pesos per share, from April 2017 to March 2018.	29.40 per share payable in six (6) installments of P.s. 4.90 per share between October 2016 and March 2017 (based on profits from the first half of 2016)
Cash dividends declared | $ / shares	$ 60	$ 48.00	$ 58.80	$ 29.40
Number of installments dividends payable | installment	12	12	12	6
Cash dividend declared, per installment | $ / shares	$ 5.00	$ 4.00	$ 4.90	$ 4.90
Number of shares outstanding	22,281,017,159	22,281,017,159	22,281,017,159	22,281,017,159
Total dividends declared | $	$ 1,336,861	$ 1,069,489	$ 1,310,124	$ 655,062
Common shares
Disclosure of controlling interest equity [Line Items]
Number of shares outstanding		15,170,666,914	15,240,124,702	15,258,916,143
Preference shares
Disclosure of controlling interest equity [Line Items]
Number of shares outstanding		7,110,350,245	7,040,892,457	7,022,101,016